Insurance and Reinsurance Contract Assets and Liabilities - Potential Impact Arising from Changes to Non-Economic Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2% adverse change in future mortality rates for portfolios where an increase in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	$ (700)	$ (700)
Net income attributed to shareholders, increase	(700)	(700)
Other comprehensive income attributed to shareholders, increase	100	200
Total comprehensive income attributed to shareholders, increase	(600)	(500)
2% adverse change in future mortality rates for portfolios where an increase in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(200)	(200)
Net income attributed to shareholders, increase	(200)	(300)
Other comprehensive income attributed to shareholders, increase	0	100
Total comprehensive income attributed to shareholders, increase	(200)	(200)
2% adverse change in future mortality rates for portfolios where a decrease in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(300)	(100)
Net income attributed to shareholders, decrease	200	0
Other comprehensive income attributed to shareholders, decrease	100	100
Total comprehensive income attributed to shareholders, decrease	300	100
2% adverse change in future mortality rates for portfolios where a decrease in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(400)	(600)
Net income attributed to shareholders, decrease	(100)	0
Other comprehensive income attributed to shareholders, decrease	100	200
Total comprehensive income attributed to shareholders, decrease	0	200
5% adverse change in future morbidity rates (incidence and termination), gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(2,200)	(2,200)
Net income attributed to shareholders, increase	(3,000)	(3,000)
Other comprehensive income attributed to shareholders, increase	600	700
Total comprehensive income attributed to shareholders, increase	(2,400)	(2,300)
5% adverse change in future morbidity rates (incidence and termination), net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(1,800)	(1,800)
Net income attributed to shareholders, increase	(2,500)	(2,700)
Other comprehensive income attributed to shareholders, increase	500	600
Total comprehensive income attributed to shareholders, increase	(2,000)	(2,100)
10% change in future policy termination rates for portfolios where an increase in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(900)	(700)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	(200)	(200)
Total comprehensive income attributed to shareholders, increase	(300)	(300)
10% change in future policy termination rates for portfolios where an increase in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(800)	(600)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	(200)	(200)
Total comprehensive income attributed to shareholders, increase	(300)	(300)
10% change in future policy termination rates for portfolios where a decrease in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(800)	(900)
Net income attributed to shareholders, decrease	(700)	(700)
Other comprehensive income attributed to shareholders, decrease	500	400
Total comprehensive income attributed to shareholders, decrease	(200)	(300)
10% change in future policy termination rates for portfolios where a decrease in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(600)	(700)
Net income attributed to shareholders, decrease	(400)	(400)
Other comprehensive income attributed to shareholders, decrease	300	300
Total comprehensive income attributed to shareholders, decrease	(100)	(100)
5% increase in future expense levels, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(600)	(600)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	100	100
Total comprehensive income attributed to shareholders, increase	0	0
5% increase in future expense levels, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(600)	(600)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	100	100
Total comprehensive income attributed to shareholders, increase	$ 0	$ 0
5% deterioration in incidence rates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Risk variable percentage	5.00%
5% deterioration in claim termination rates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Risk variable percentage	5.00%